PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost:	$ 22	$ 165
Accumulated depreciation and amortization:	17	98
Property and equipment, net	5	67
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	19	19
Accumulated depreciation and amortization:	14	11
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost:	3	3
Accumulated depreciation and amortization:	3	3
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:		143
Accumulated depreciation and amortization:		$ 84